Consolidated statement of cash flows (parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 23	₨ 1,742	₨ 2,859	₨ 2,511
Balances with banks
On current account	14,455	1,089,764	1,756,322	2,218,400
On deposit accounts				11,099
Fixed deposits with banks	3,316	250,000
Cash in transit			11,498	23,902
Credit card collection in hand	317	23,864	390,335	209,161
Total cash and cash equivalents	18,111	1,365,370	2,161,014	2,465,073
Less: Bank overdrafts	(9,539)	(719,141)	(797,343)
Total cash and cash equivalents	$ 8,572	₨ 646,229	₨ 1,363,671	₨ 2,465,073